Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 4,447,003	$ 5,700,709
Restricted cash (Note 2D)		31,171	50,062
Accounts receivable, net of allowance for doubtful account of $64,031 and $24,259 as of December 31, 2023 and 2022. respectively		107,007	192,597
Inventories		121,513	81,706
Prepaid expenses		719,389	223,238
Other current assets (Note 3)		39,538	24,132
Total Current assets		5,465,621	6,272,444
Right-of-use asset arising from operating leases (Note 9)		56,568	121,855
Property and equipment, net (Note 4)		66,581	97,914
Investment in nonconsolidated affiliate (Note 5)		1,655,461
Total assets		7,244,231	6,492,213
Current Liabilities
Accounts payable		43,539	127,484
Other liabilities (Note 7)		734,933	587,365
Total current liabilities		778,472	714,849
Non current operating lease liabilities (Note 9)		7,181	40,023
Total liabilities		785,653	754,872
Stockholders’ Equity (*) (Note 10)
Common stock of $ 0.0001 par value each (“Common Stock”): 495,000,000 shares authorized as of December 31, 2023 and 2022; issued and outstanding 2,955,490 and 688,272 shares as of December 31, 2023 and 2022, respectively.	[1]	296	69
Preferred stock of $ 0.0001 par value (“Preferred Stock”): 5,000,000 shares authorized as of December 31, 2023 and 2022; issued and outstanding 0 shares as of December 31, 2023 and 2022.	[1]
Additional paid-in capital	[1]	35,866,223	28,710,412
Foreign currency translation adjustments	[1]	(26,275)	(26,275)
Accumulated deficit	[1]	(29,360,235)	(22,837,827)
Total Company’s stockholders’ equity		6,480,009	5,846,379
Non-controlling interest		(21,431)	(109,038)
Total stockholders’ equity		6,458,578	5,737,341
Total liabilities and stockholders’ equity		$ 7,244,231	$ 6,492,213

[1]	Adjusted to reflect